Equity and Other Equity Items - Dividends Declared and Paid (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Equity [abstract]
Dividends	¥ 141,858	¥ 141,857	¥ 140,836	¥ 71,509	¥ 71,507	¥ 71,165	¥ 71,133
Dividends (in jpy per share)	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00	¥ 90.00